Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Common stock, shares authorized	250,000,000	10,000
Common stock, par value	$ 0.001	$ 0.001
Debt discount	$ 1,994,893
Common stock, shares outstanding	31,680,085	10,000
Previously Reported [Member]
Common stock, shares authorized		10,000
Common stock, par value		$ 0.001